Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A 4.118%, 07/25/47@	$2,751	$2,701,132
Series 2019-1A A2, 144A 3.668%, 10/25/49@	2,127	2,020,771
TOTAL ASSET BACKED SECURITIES (Cost $4,856,712)		4,721,903
	Number of Shares
COMMON STOCKS — 62.9%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	28,200	14,891,574
RTX Corp.	395,810	47,956,340
		62,847,914
Auto Parts & Equipment — 1.3%
Aurora Innovation, Inc.*	11,464,132	67,867,661
Biotechnology — 0.4%
Argenx S.E., ADR*	13,000	7,047,040
Biogen, Inc.*	85,127	16,501,018
		23,548,058
Building Materials — 1.0%
Martin Marietta Materials, Inc.	100,359	54,018,232
Chemicals — 1.0%
Linde PLC	114,378	54,542,293
Commercial Services — 0.7%
Service Corp. International	469,862	37,086,208
Computers — 1.8%
Apple, Inc.	407,063	94,845,679
Diversified Financial Services — 3.1%
Intercontinental Exchange, Inc.	314,036	50,446,743
Mastercard, Inc., Class A	127,635	63,026,163
Visa, Inc., Class A	188,756	51,898,462
		165,371,368
Electric — 3.8%
Ameren Corp.	790,209	69,111,679
CenterPoint Energy, Inc.	2,423,615	71,302,753
CMS Energy Corp.	115,597	8,164,616
DTE Energy Co.	332,201	42,657,930
Exelon Corp.	347,690	14,098,830
		205,335,808
Electronics — 2.4%
Fortive Corp.	1,609,133	127,008,868
Environmental Control — 1.6%
Veralto Corp.	395,221	44,209,421
Waste Connections, Inc.	238,876	42,715,806
		86,925,227
	Number of Shares	Value†

Gas — 0.7%
NiSource, Inc.	1,042,933	$36,137,628
Healthcare Products — 6.7%
Abbott Laboratories	84,501	9,633,959
Avantor, Inc.*	1,452,264	37,570,070
Danaher Corp.	426,454	118,562,741
GE HealthCare Technologies, Inc.	154,254	14,476,738
Revvity, Inc.	947,295	121,016,936
Thermo Fisher Scientific, Inc.	90,866	56,206,982
		357,467,426
Healthcare Services — 2.9%
Humana, Inc.	79,173	25,077,256
UnitedHealth Group, Inc.	223,143	130,467,249
		155,544,505
Insurance — 1.0%
Marsh & McLennan Cos., Inc.	112,961	25,200,469
Willis Towers Watson PLC	87,430	25,750,758
		50,951,227
Internet — 6.2%
Alphabet, Inc., Class A	597,871	99,156,905
Amazon.com, Inc.*	838,811	156,295,654
Meta Platforms, Inc., Class A	136,404	78,083,106
		333,535,665
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	150,754	34,748,797
Machinery — Diversified — 0.7%
Ingersoll Rand, Inc.	369,243	36,244,893
Miscellaneous Manufacturing — 0.5%
Teledyne Technologies, Inc.*	54,988	24,066,048
Oil & Gas — 1.6%
Canadian Natural Resources Ltd.	1,740,154	57,790,515
Chesapeake Energy Corp.	332,885	27,379,791
		85,170,306
Pharmaceuticals — 5.2%
AbbVie, Inc.	260,399	51,423,595
Becton Dickinson & Co.	484,213	116,743,754
Eli Lilly & Co.	40,900	36,234,946
McKesson Corp.	145,256	71,817,471
		276,219,766
Private Equity — 0.2%
KKR & Co., Inc.	93,600	12,222,288
Retail — 1.0%
McDonald's Corp.	59,900	18,240,149
Yum! Brands, Inc.	266,400	37,218,744
		55,458,893
Semiconductors — 5.3%
Advanced Micro Devices, Inc.*	341,091	55,966,211
Broadcom, Inc.	123,755	21,347,738

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Marvell Technology, Inc.	88,727	$6,398,991
NVIDIA Corp.	1,373,685	166,820,306
NXP Semiconductors N.V.	140,192	33,647,482
		284,180,728
Software — 12.0%
Autodesk, Inc.*	145,440	40,065,811
Intuit, Inc.	95,399	59,242,779
Microsoft Corp.	627,420	269,978,826
PTC, Inc.*	515,277	93,089,943
Roper Technologies, Inc.	178,531	99,341,790
Salesforce, Inc.	291,603	79,814,657
		641,533,806
TOTAL COMMON STOCKS (Cost $2,700,359,356)		3,362,879,292

PREFERRED STOCKS — 0.4%
Auto Manufacturers — 0.3%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	19,694,554
Electric — 0.1%
CMS Energy Corp., 2078*	143,501	3,547,345
CMS Energy Corp., 2079*	53,225	1,318,915
		4,866,260
TOTAL PREFERRED STOCKS (Cost $26,004,387)		24,560,814
	Par (000)
CORPORATE BONDS — 11.0%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	2,682,090
4.875%, 01/15/29	528	521,638
3.625%, 01/15/31	435	397,567
		3,601,295
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.
5.900%, 02/01/27	3,174	3,288,669
3.000%, 01/15/29	3,368	3,197,740
TransDigm, Inc.
5.500%, 11/15/27	6,955	6,931,403
144A, 6.375%, 03/01/29@	9,870	10,197,477
144A, 7.125%, 12/01/31@	6,846	7,233,933
144A, 6.625%, 03/01/32@	11,451	11,929,835
		42,779,057
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	6,561	6,550,562
	Par (000)	Value†

Airlines — (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	$5,624	$5,693,955
U.S. Airways Pass Through Trust,
Series 2012-2 Class A, 4.625%, 12/03/26	107	107,174
Series 2013-1 Class A, 3.950%, 05/15/27	2	1,719
		12,353,410
Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,303,433
144A, 8.500%, 05/15/27@	7,465	7,487,014
		9,790,447
Biotechnology — 0.1%
Biogen, Inc.
5.200%, 09/15/45	2,189	2,132,779
3.150%, 05/01/50	8,113	5,602,842
3.250%, 02/15/51	374	262,739
		7,998,360
Building Materials — 0.0%
Martin Marietta Materials, Inc. 2.400%, 07/15/31	562	490,164
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,311,067
Service Corp. International
4.625%, 12/15/27	479	472,635
3.375%, 08/15/30	2,557	2,317,517
5.750%, 10/15/32	2,818	2,836,829
		8,938,048
Computers — 0.3%
Booz Allen Hamilton, Inc.
144A, 3.875%, 09/01/28@	3,353	3,251,878
144A, 4.000%, 07/01/29@	2,064	2,006,319
5.950%, 08/04/33	2,469	2,634,838
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	529,349
Gartner, Inc.
144A, 4.500%, 07/01/28@	2,914	2,884,029
144A, 3.625%, 06/15/29@	3,907	3,729,849
144A, 3.750%, 10/01/30@	1,775	1,666,768
		16,703,030
Diversified Financial Services — 0.0%
Intercontinental Exchange, Inc.
4.000%, 09/15/27	639	639,495
3.625%, 09/01/28	1,062	1,039,992
		1,679,487

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — 0.2%
Sensata Technologies BV
144A, 4.000%, 04/15/29@	$3,644	$3,473,543
144A, 5.875%, 09/01/30@	2,750	2,761,092
Sensata Technologies, Inc.
144A, 4.375%, 02/15/30@	1,225	1,170,719
144A, 3.750%, 02/15/31@	3,006	2,752,475
144A, 6.625%, 07/15/32@	845	881,208
		11,039,037
Entertainment — 0.7%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.375%, 04/15/27	8,262	8,238,465
6.500%, 10/01/28	5,484	5,559,602
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.250%, 07/15/29	6,962	6,846,142
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	374,299
Six Flags Entertainment Corp., 144A 5.500%, 04/15/27@	10,244	10,180,609
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	1,844	1,845,586
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	2,863	2,991,321
		36,036,024
Environmental Control — 0.2%
GFL Environmental, Inc.
144A, 4.000%, 08/01/28@	2,597	2,495,717
144A, 4.750%, 06/15/29@	2,697	2,631,052
144A, 4.375%, 08/15/29@	2,045	1,960,495
144A, 6.750%, 01/15/31@	1,479	1,552,080
		8,639,344
Healthcare Products — 0.6%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	14,444	14,117,976
144A, 3.875%, 11/01/29@	3,940	3,728,537
GE HealthCare Technologies, Inc. 5.650%, 11/15/27	1,333	1,386,491
Hologic, Inc., 144A 3.250%, 02/15/29@	2,294	2,135,946
Medline Borrower LP/Medline Co-Issuer, Inc., 144A 6.250%, 04/01/29@	2,890	2,978,356
Revvity, Inc. 3.300%, 09/15/29	793	748,321
Teleflex, Inc.
4.625%, 11/15/27	4,309	4,249,058
144A, 4.250%, 06/01/28@	560	542,556
		29,887,241
	Par (000)	Value†

Healthcare Services — 0.6%
Charles River Laboratories International, Inc.
144A, 4.250%, 05/01/28@	$3,702	$3,600,319
144A, 3.750%, 03/15/29@	4,718	4,440,364
144A, 4.000%, 03/15/31@	3,921	3,615,144
Heartland Dental LLC/Heartland Dental Finance Corp., 144A 10.500%, 04/30/28@	4,689	5,017,511
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,353,367
5.700%, 05/15/28	6,802	7,064,464
144A, 6.500%, 05/15/30@	2,589	2,701,163
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	2,019	2,107,335
		32,899,667
Insurance — 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	1,500	1,436,174
144A, 6.750%, 10/15/27@	7,552	7,523,680
144A, 6.750%, 04/15/28@	11,774	11,966,929
144A, 5.875%, 11/01/29@	2,364	2,271,674
144A, 7.000%, 01/15/31@	10,191	10,474,330
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	2,635	2,699,299
AssuredPartners, Inc., 144A 7.500%, 02/15/32@	1,463	1,503,690
BroadStreet Partners, Inc., 144A 5.875%, 04/15/29@	5,804	5,546,684
HUB International Ltd.
144A, 5.625%, 12/01/29@	3,503	3,435,792
144A, 7.250%, 06/15/30@	45,014	46,918,407
144A, 7.375%, 01/31/32@	29,454	30,416,616
Panther Escrow Issuer LLC, 144A 7.125%, 06/01/31@	6,982	7,324,530
Ryan Specialty LLC, 144A 4.375%, 02/01/30@	1,256	1,211,454
USI, Inc., 144A 7.500%, 01/15/32@	11,814	12,239,127
		144,968,386
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	5,724	5,729,466
Lodging — 0.7%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	3,137	3,126,936
144A, 5.750%, 05/01/28@	7,169	7,200,880
144A, 5.875%, 04/01/29@	3,464	3,551,508
144A, 3.750%, 05/01/29@	6,326	6,000,775
4.875%, 01/15/30	5,605	5,532,565
144A, 4.000%, 05/01/31@	4,373	4,089,720
144A, 3.625%, 02/15/32@	6,966	6,294,564

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	$2,445	$2,437,847
Marriott International, Inc. 3.125%, 06/15/26	372	364,844
		38,599,639
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,740	1,736,628
144A, 5.125%, 05/01/27@	25,401	24,999,492
144A, 5.000%, 02/01/28@	19,610	19,076,110
		45,812,230
Packaging and Containers — 0.1%
Ball Corp. 6.000%, 06/15/29	5,380	5,565,685
Pharmaceuticals — 0.1%
Becton Dickinson & Co. 3.700%, 06/06/27	1,836	1,812,564
PRA Health Sciences, Inc., 144A 2.875%, 07/15/26@	1,554	1,506,308
		3,318,872
Real Estate Investment Trusts — 0.8%
American Tower Corp.
1.500%, 01/31/28	524	477,269
3.800%, 08/15/29	2,499	2,429,989
2.900%, 01/15/30	1,740	1,608,013
2.100%, 06/15/30	1,699	1,495,420
1.875%, 10/15/30	2,178	1,875,177
Crown Castle, Inc.
4.300%, 02/15/29	660	653,620
5.600%, 06/01/29	506	528,593
4.900%, 09/01/29	2,512	2,551,459
5.200%, 09/01/34	4,186	4,237,800
SBA Communications Corp.
3.875%, 02/15/27	8,350	8,137,300
3.125%, 02/01/29	9,296	8,584,364
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	266,370
VICI Properties LP
5.125%, 05/15/32	1,124	1,128,759
5.750%, 04/01/34	3,189	3,340,949
VICI Properties LP/VICI Note Co., Inc.
144A, 5.750%, 02/01/27@	1,270	1,292,079
144A, 3.750%, 02/15/27@	1,749	1,706,002
144A, 4.625%, 12/01/29@	422	414,017
144A, 4.125%, 08/15/30@	1,332	1,265,496
		41,992,676
	Par (000)	Value†

Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	$8,757	$8,706,835
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	4,060,249
3.625%, 03/15/31	4,955	4,575,786
4.625%, 01/31/32	10,124	9,692,171
5.375%, 04/01/32	7,196	7,173,569
6.875%, 11/15/37	3,145	3,562,178
5.350%, 11/01/43	6,988	6,886,552
		44,657,340
Semiconductors — 0.0%
Broadcom, Inc., 144A 4.150%, 04/15/32@	2,191	2,123,928
Software — 0.6%
Broadridge Financial Solutions, Inc. 2.600%, 05/01/31	800	704,927
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	1,108	1,063,307
144A, 4.875%, 07/01/29@	795	764,601
MSCI, Inc.
144A, 4.000%, 11/15/29@	6,229	6,045,287
144A, 3.625%, 09/01/30@	3,455	3,243,034
144A, 3.875%, 02/15/31@	5,242	4,963,743
144A, 3.625%, 11/01/31@	5,034	4,633,397
144A, 3.250%, 08/15/33@	4,518	3,976,807
PTC, Inc., 144A 4.000%, 02/15/28@	2,293	2,224,187
UKG, Inc., 144A 6.875%, 02/01/31@	2,860	2,954,855
VMware LLC 4.700%, 05/15/30	1,316	1,325,055
		31,899,200
Telecommunications — 0.0%
Motorola Solutions, Inc.
2.300%, 11/15/30	562	495,747
2.750%, 05/24/31	393	351,256
		847,003
TOTAL CORPORATE BONDS (Cost $571,779,933)		588,349,036

LOAN AGREEMENTS — 10.0%
Aerospace & Defense — 0.1%
TransDigm, Inc.
(3 M SOFR + 2.750%), 7.354%, 08/24/28•	758	757,384
(3 M SOFR + 2.750%), 7.354%, 03/22/30•	7,193	7,190,453
		7,947,837

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Airlines — 0.1%
Delta Air Lines, Inc. (3 M SOFR + 3.750%) 9.032%, 10/20/27•	$6,101	$6,209,335
Apparel — 0.3%
Varsity Brands, Inc. (3 M SOFR + 3.750%) 8.821%, 08/26/31•	14,149	14,045,854
Commercial Services — 0.1%
TransUnion Intermediate Holdings, Inc.
(1 M SOFR + 1.850%), 6.695%, 11/16/26•	4,177	4,173,316
(1 M SOFR + 2.000%), 6.845%, 12/01/28•	597	596,342
		4,769,658
Environmental Control — 0.7%
Filtration Group Corp.
(1 M EURIBOR + 4.250%), 7.628%, 10/21/28•	6,874	7,632,660
(1 M SOFR + 3.614%), 8.460%, 10/21/28•	28,466	28,458,183
		36,090,843
Healthcare Products — 0.1%
Avantor Funding, Inc (1 M SOFR + 2.100%) 6.945%, 11/08/27•	645	647,468
Medline Borrower LP (1 M SOFR + 2.750%) 7.595%, 10/23/28•	2,875	2,875,089
		3,522,557
Healthcare Services — 0.7%
ADMI Corp.
(1 M SOFR + 3.489%), 8.335%, 12/23/27•	4,350	4,224,027
(1 M SOFR + 3.864%), 8.710%, 12/23/27•	6,450	6,301,556
(1 M SOFR + 5.750%), 10.595%, 12/23/27•	1,410	1,407,955
Heartland Dental LLC (1 M SOFR + 4.500%) 9.345%, 04/28/28•	9,429	9,254,159
Loire Finco Luxembourg Sarl (1 M SOFR + 3.850%) 8.695%, 04/21/27•	2,812	2,780,142
Loire US Holdco 1, Inc. (1 M SOFR + 3.600%) 8.445%, 04/21/27•	16,637	16,444,868
		40,412,707
	Par (000)	Value†

Insurance — 4.2%
Alliant Holdings Intermediate LLC (1 M SOFR + 3.000%) 7.965%, 09/19/31•	$26,823	$26,663,384
AmWINS Group, Inc. (1 M SOFR + 2.364%) 7.210%, 02/19/28•	9,187	9,169,097
AssuredPartners, Inc.
0.000%, 02/14/31×	2,244	2,241,752
(1 M SOFR + 3.500%), 8.345%, 02/14/31•	18,936	18,914,034
BroadStreet Partners, Inc. (1 M SOFR + 3.250%) 8.095%, 06/13/31•	21,179	21,086,127
HUB International Ltd (3 M SOFR + 3.000%) 8.255%, 06/20/30•	71,792	71,677,295
Truist Insurance Holdings LLC
(3 M SOFR + 3.250%), 7.854%, 05/06/31•	12,970	12,937,582
(3 M SOFR + 4.750%), 9.354%, 05/06/32•	17,783	18,049,408
USI, Inc.
(3 M SOFR + 2.750%), 7.354%, 11/22/29•	16,192	16,137,663
(3 M SOFR + 2.750%), 7.354%, 09/27/30•	25,459	25,370,334
		222,246,676
Lodging — 0.3%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 6.605%, 11/08/30•	15,504	15,495,218
Media — 0.1%
Charter Communications Operating LLC (3 M SOFR + 1.750%) 7.082%, 02/01/27•	7,085	7,076,589
Retail — 0.4%
IRB Holding Corp. (1 M SOFR + 2.850%) 7.695%, 12/15/27•	21,894	21,861,471
Semiconductors — 0.2%
Icon Parent, Inc.
0.000%, 09/11/31×	7,865	7,802,908
0.000%, 09/10/32×	4,676	4,686,541
		12,489,449
Software — 2.7%
Applied Systems Inc (3 M SOFR + 3.000%) 7.604%, 02/24/31•	41,596	41,601,165
Applied Systems, Inc. (3 M SOFR + 5.250%) 9.854%, 02/23/32•	6,134	6,310,472

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Software — (continued)
AthenaHealth Group, Inc. (1 M SOFR + 3.250%) 8.095%, 02/15/29•	$16,643	$16,521,890
Azalea TopCo., Inc. (1 M SOFR + 3.500%) 8.345%, 04/30/31•	10,001	9,975,997
Epicor Software Corp. (1 M SOFR + 3.250%) 8.095%, 05/30/31•	8,290	8,293,041
Informatica LLC (1 M SOFR + 2.250%) 7.095%, 10/27/28•	1,634	1,631,464
Quartz AcquireCo LLC (3 M SOFR + 2.750%) 7.354%, 06/28/30•	2,674	2,668,621
Severin Acquisition LLC (3 M SOFR + 3.000%) 8.252%, 08/01/27•	2,059	2,058,979
Sophia LP (1 M SOFR + 3.600%) 8.445%, 10/09/29•	16,406	16,439,269
Storable, Inc. (1 M SOFR + 3.500%) 8.345%, 04/17/28•	8,589	8,603,989
UKG, Inc. (3 M SOFR + 3.250%) 8.555%, 02/10/31•	29,520	29,519,891
		143,624,778
TOTAL LOAN AGREEMENTS (Cost $535,074,418)		535,792,972

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Notes
3.625%, 08/31/29	291,534	292,240,060
4.500%, 11/15/33	43,663	46,059,032
4.000%, 02/15/34	152,404	154,857,057
4.375%, 05/15/34	58,492	61,188,011
3.875%, 08/15/34	27,860	28,025,016
TOTAL U.S. TREASURY OBLIGATIONS (Cost $574,533,400)		582,369,176
Number of Shares
SHORT-TERM INVESTMENTS — 4.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)	15,043,718	15,043,718
	Number of Shares	Value†

T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.110%)	244,525,729	$244,525,729
TOTAL SHORT-TERM INVESTMENTS (Cost $259,569,447)		259,569,447
TOTAL INVESTMENTS — 100.2% (Cost $4,672,177,653)		$5,358,242,640
Other Assets & Liabilities — (0.2)%		(11,037,023)
TOTAL NET ASSETS — 100.0%		$5,347,205,617
Number of Contracts
WRITTEN OPTIONS — (0.5)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(16,452,347))	19,056	$(26,936,342)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $435,361,759, which represents 8.1% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $19,694,554 which represented 0.4% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$19,694,554
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
×	This loan will settle after September 30, 2024, at which time the interest rate, based on the LIBOR/SOFR and the agreed upon spread on trade date, will be reflected.
ADR— American Depositary Receipt.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.
Unfunded loan commitment outstanding at September 30, 2024:

Borrower	Par (000)	Unfunded loan commitment Amount	Current Value	Unrealized Depreciation
Epicor Software Corp.	973	$973,390	$973,010	$(380)

Open written options contracts held by the Fund at September 30, 2024 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories(4)	141	$1,692,000	$120	01/17/25	$(35,109)
Abbott Laboratories(4)	141	1,762,500	125	01/17/25	(19,035)
AbbVie, Inc.(3)	403	6,448,000	160	01/17/25	(1,565,655)
AbbVie, Inc.(3)	404	6,666,000	165	01/17/25	(1,331,180)
AbbVie, Inc.(5)	250	4,125,000	165	01/17/25	(823,750)
AbbVie, Inc.(5)	249	4,233,000	170	01/17/25	(729,819)
AbbVie, Inc.(3)	510	8,925,000	175	01/17/25	(1,272,450)
Alphabet, Inc.(7)	70	1,225,000	175	01/17/25	(48,790)
Alphabet, Inc.(7)	311	5,598,000	180	01/17/25	(160,165)
Alphabet, Inc.(7)	70	1,295,000	185	01/17/25	(26,950)
Amazon.com, Inc.(7)	226	4,520,000	200	01/17/25	(174,020)
Ameren Corp.(6)	170	1,530,000	90	12/20/24	(32,300)
Apple, Inc.(5)	340	6,800,000	200	01/17/25	(1,288,260)
Apple, Inc.(5)	340	7,310,000	215	01/17/25	(861,900)
Apple, Inc.(5)	283	7,075,000	250	01/17/25	(158,480)
Danaher Corp.(6)	606	18,180,000	300	01/17/25	(387,840)
Danaher Corp.(6)	288	9,504,000	330	01/16/26	(429,120)
DTE Energy Co.(2)	70	910,000	130	01/17/25	(33,600)
DTE Energy Co.(2)	70	945,000	135	01/17/25	(17,850)
Exelon Corp.(3)	680	2,856,000	42	01/17/25	(71,400)
GE HealthCare Technologies, Inc.(6)	340	2,890,000	85	01/17/25	(392,700)
GE HealthCare Technologies, Inc.(6)	340	3,060,000	90	01/17/25	(260,100)
Hilton Worldwide Holdings, Inc.(2)	141	3,102,000	220	01/17/25	(293,280)
Hilton Worldwide Holdings, Inc.(2)	141	3,243,000	230	01/17/25	(201,630)
Ingersoll Rand, Inc.(1)	227	2,270,000	100	12/20/24	(99,880)
Ingersoll Rand, Inc.(1)	227	2,383,500	105	12/20/24	(61,290)
Intercontinental Exchange, Inc.(3)	410	5,125,000	125	01/17/25	(1,451,400)
Intercontinental Exchange, Inc.(3)	410	5,330,000	130	01/17/25	(1,254,600)
Intercontinental Exchange, Inc.(1)	303	4,242,000	140	01/17/25	(648,420)
Intercontinental Exchange, Inc.(1)	472	6,844,000	145	01/17/25	(851,960)
Intercontinental Exchange, Inc.(1)	170	2,635,000	155	01/17/25	(185,300)
Intercontinental Exchange, Inc.(1)	226	3,729,000	165	01/17/25	(109,158)
Intuit, Inc.(1)	28	1,960,000	700	01/17/25	(32,312)
Intuit, Inc.(1)	28	2,072,000	740	01/17/25	(8,960)
KKR & Co., Inc.(3)	227	2,610,500	115	01/17/25	(442,196)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
KKR & Co., Inc.(3)	227	$2,724,000	$120	01/17/25	$(354,574)
KKR & Co., Inc.(3)	227	2,951,000	130	01/17/25	(222,460)
KKR & Co., Inc.(3)	85	1,020,000	120	01/16/26	(221,850)
KKR & Co., Inc.(3)	85	1,062,500	125	01/16/26	(204,000)
KKR & Co., Inc.(3)	85	1,105,000	130	01/16/26	(168,300)
Linde PLC(7)	94	4,136,000	440	01/17/25	(430,520)
Linde PLC(7)	184	8,280,000	450	01/17/25	(680,800)
Linde PLC(7)	349	16,054,000	460	01/17/25	(1,074,920)
Linde PLC(7)	79	3,713,000	470	01/17/25	(194,340)
Linde PLC(7)	203	9,744,000	480	01/17/25	(377,580)
Linde PLC(7)	56	2,716,000	485	01/17/25	(90,720)
Marsh & McLennan Cos., Inc.(4)	534	11,214,000	210	12/20/24	(918,480)
Mastercard, Inc.(5)	79	3,792,000	480	01/17/25	(247,665)
Mastercard, Inc.(5)	106	5,194,000	490	01/17/25	(267,438)
Mastercard, Inc.(5)	78	3,900,000	500	01/17/25	(153,270)
Mastercard, Inc.(5)	28	1,442,000	515	01/17/25	(36,484)
McDonald's Corp.(6)	200	6,400,000	320	01/17/25	(122,000)
McDonald's Corp.(6)	200	6,500,000	325	01/17/25	(100,000)
McDonald's Corp.(6)	199	6,567,000	330	01/17/25	(71,640)
McKesson Corp.(4)	91	5,460,000	600	01/17/25	(17,563)
McKesson Corp.(6)	225	13,950,000	600	01/17/25	(7,875)
McKesson Corp.(4)	91	5,642,000	620	01/17/25	(3,185)
McKesson Corp.(4)	19	1,216,000	640	01/17/25	(285)
McKesson Corp.(4)	19	1,292,000	680	01/17/25	(1,330)
Meta Platforms, Inc.(1)	56	3,304,000	590	01/17/25	(218,960)
Microsoft Corp.(7)	113	5,254,500	465	01/17/25	(102,265)
Northrop Grumman Corp.(2)	233	11,417,000	490	01/17/25	(1,155,680)
Roper Technologies, Inc.(3)	115	6,670,000	580	12/20/24	(80,500)
Roper Technologies, Inc.(3)	161	9,660,000	600	12/20/24	(67,620)
Roper Technologies, Inc.(3)	131	8,122,000	620	12/20/24	(655)
Roper Technologies, Inc.(3)	46	2,944,000	640	12/20/24	(230)
RTX Corp.(4)	227	2,610,500	115	01/17/25	(212,245)
RTX Corp.(4)	227	2,724,000	120	01/17/25	(146,415)
RTX Corp.(4)	141	1,762,500	125	01/17/25	(56,400)
RTX Corp.(4)	141	1,833,000	130	01/17/25	(34,545)
Teledyne Technologies, Inc.(4)	5	215,000	430	12/20/24	(10,050)
Teledyne Technologies, Inc.(4)	14	616,000	440	12/20/24	(19,600)
Teledyne Technologies, Inc.(4)	5	225,000	450	12/20/24	(4,500)
Teledyne Technologies, Inc.(4)	14	644,000	460	12/20/24	(7,000)
Thermo Fisher Scientific, Inc.(5)	88	5,720,000	650	01/17/25	(168,960)
Thermo Fisher Scientific, Inc.(5)	56	3,752,000	670	01/17/25	(70,560)
UnitedHealth Group, Inc.(3)	201	11,658,000	580	01/17/25	(765,006)
UnitedHealth Group, Inc.(5)	220	13,200,000	600	01/17/25	(671,000)
Veralto Corp.(6)	159	1,749,000	110	01/17/25	(81,090)
Veralto Corp.(6)	229	2,633,500	115	01/17/25	(61,830)
Veralto Corp.(6)	70	840,000	120	01/17/25	(18,200)
Visa, Inc.(4)	170	5,100,000	300	01/17/25	(62,050)
Visa, Inc.(4)	126	3,843,000	305	01/17/25	(35,910)
Visa, Inc.(4)	126	3,906,000	310	01/17/25	(26,208)
Visa, Inc.(4)	125	3,937,500	315	01/17/25	(18,625)
Waste Connections, Inc.(3)	113	1,977,500	175	12/20/24	(102,830)
Waste Connections, Inc.(3)	113	2,034,000	180	12/20/24	(72,320)
Waste Connections, Inc.(3)	56	1,092,000	195	12/20/24	(3,640)
Waste Connections, Inc.(3)	56	1,120,000	200	12/20/24	(1,680)
Yum! Brands, Inc.(7)	260	3,640,000	140	01/17/25	(143,000)
Yum! Brands, Inc.(7)	731	10,599,500	145	01/17/25	(320,909)
Yum! Brands, Inc.(5)	291	4,219,500	145	01/17/25	(127,749)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Yum! Brands, Inc.(7)	731	$10,965,000	$150	01/17/25	$(179,826)
Yum! Brands, Inc.(5)	651	9,765,000	150	01/17/25	(160,146)
Total Written Options					$(26,936,342)
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS
(7)	Counterparty - Wells Fargo